SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash equivalent balances	$ 0	$ 0
Transaction price	$ 40,000
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk	100.00%